UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05215 )

Exact name of registrant as specified in charter: Putnam Tax Exempt Money Market Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments:

Putnam Tax Exempt Money Market Fund

The fund's portfolio
12/31/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
CIFG -- CIFG Assurance North America, Inc.
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
LOC -- Letter of Credit
MBIA -- MBIA Insurance Company
TRAN -- Tax Revenue Anticipation Notes
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.6%)(a)

	Rating (RAT)	Principal amount	Value

Colorado (1.0%)
U. of CO. Hosp. Auth. VRDN, Ser. B, 3.9s, 11/15/35
(Citibank N.A. (LOC))	VMIG1	$1,250,000	$1,250,000

Connecticut (1.6%)
CT State Special Tax Oblig. VRDN (Trans.
Infrastructure), Ser. 1, FGIC, 4s, 9/1/20	VMIG1	2,195,000	2,195,000

Florida (5.5%)
FL Gulf Coast U. Fin. Corp. VRDN (Cap. Impt.), 4.03s,
12/1/33 (Wachovia Bank (LOC))	VMIG1	4,115,000	4,115,000
Highlands Cnty., Hlth. Fac. Auth. VRDN (Adventist
Hlth.), Ser. A, 3.95s, 11/15/32 (Suntrust Bank (LOC)	VMIG1	3,000,000	3,000,000
			7,115,000

Georgia (3.8%)
Metro Atlanta, Rapid Transit Auth. Commercial Paper,
Ser. 04-B, 3 1/2s, 4/5/07 (Dexia Credit Local (LOC))	A-1+	3,000,000	3,000,000
Metro Atlanta, Rapid Transit Auth. Commercial Paper,
Ser. 04-B, 3 1/2s, 2/8/07 (Dexia Credit Local (LOC))	A-1+	2,000,000	2,000,000
			5,000,000

Idaho (0.3%)
ID Hlth. Fac. Auth. VRDN (St. Lukes Med. Ctr.), FSA,
3.98s, 7/1/30	VMIG1	375,000	375,000

Illinois (7.2%)
Chicago, Waste Wtr. Transmission VRDN, Ser. A, MBIA,
4s, 1/1/39	VMIG1	200,000	200,000
IL Dev. Fin. Auth. VRDN (North Shore Country Day),
3.94s, 7/1/33 (Northern Trust Co. (LOC))	VMIG1	2,000,000	2,000,000
IL Fin. Auth. VRDN (Saint Xavier U.), 3.94s, 10/1/40
(Lasalle Bank (LOC))	A-1	2,000,000	2,000,000
IL State VRDN, Ser. B, 4s, 10/1/33 (Depfa Bank PLC
(LOC))	A-1+	3,200,000	3,200,000
Western Springs, VRDN (Timber Trails), 3.94s, 12/1/25
(Lasalle Bank (LOC))	A-1	2,000,000	2,000,000
			9,400,000

Indiana (5.2%)
IN Dev. Fin. Auth. VRDN (IN Museum of Art), 3.95s,
2/1/39 (Bank One (LOC))	VMIG1	3,500,000	3,500,000
IN Hlth. Fac. Fin. Auth. VRDN (Fayette Memorial Hosp.
Assn.), Ser. A, 4.05s, 10/1/32 (U.S. Bank (LOC))	A-1+	3,335,000	3,335,000
			6,835,000

Iowa (1.5%)
IA State TRAN, 4 1/4s, 6/29/07	MIG1	2,000,000	2,006,950

Kansas (1.2%)
KS State Dev. Fin. Auth. Hlth. Fac. VRDN (Deaconess
Long Term Care), Ser. C, 3.94s, 5/15/30 (JPMorgan
Chase (LOC))	VMIG1	1,500,000	1,500,000

Kentucky (3.7%)
Boyle Cnty., Hosp. VRDN (Ephraim McDowell Hlth.),
3.95s, 4/1/36 (Fifth Third Bank (LOC))	VMIG1	1,400,000	1,400,000
KY Econ. Dev. Hosp. Fin. Auth. VRDN (Baptist Hlth.
Care), Ser. B, MBIA, 3.93s, 8/15/31	VMIG1	3,450,000	3,450,000
			4,850,000

Maine (2.1%)
ME State Hsg. Auth. VRDN, Ser. E-1, AMBAC, 3.94s,
11/15/30	VMIG1	2,770,000	2,770,000

Massachusetts (5.0%)
MA Hlth. & Ed. Fac. Auth. Commercial Paper (Harvard
U.), Ser. EE, 3.55s, 2/13/07	A-1-	3,000,000	3,000,000
MA Hlth. & Ed. Fac. Auth. Commercial Paper (Harvard
U.), Ser. EE, 3.57s, 3/8/07	A-1-	1,500,000	1,500,000
MA Wtr. Resource Auth. Ser. 99, 3 1/2s, 4/6/07 (SST
(LOC))	A-1-	2,000,000	2,000,000
			6,500,000

Michigan (4.5%)
Detroit, Swr. Disp. VRDN, Ser. B, FSA, 4s, 7/1/33	VMIG1	3,700,000	3,700,000
MI Muni. Board Auth. Rev. Bonds, Ser. B-2, 4 1/2s,
8/20/07 (Bank of Nova Scotia (LOC))	SP-1+	1,000,000	1,005,074
MI State Hosp. Fin. Auth. VRDN (Hlth. Care Equip.
Loan), Ser. C, 3.95s, 12/1/32 (Fifth Third Bank (LOC))	A-1+	1,100,000	1,100,000
			5,805,074

Minnesota (4.2%)
Cohasset, VRDN (MN Pwr. & Light Co.), Ser. A, 3.93s,
6/1/20 (Lasalle Bank (LOC))	A-1+	3,500,000	3,500,000
Minnanoka & Ramsey Cntys., North Suburban Hosp. Dist.
VRDN (Hlth. Ctr.), 4.05s, 8/1/14 (Wells Fargo Bank
(LOC))	A-1+	2,000,000	2,000,000
			5,500,000

Missouri (1.2%)
MO State Hlth. & Edl. Fac. Auth. VRDN (Deaconess
Long-term Care), Ser. B, 3.94s, 5/15/30 (JPMorgan
Chase (LOC))	VMIG1	1,500,000	1,500,000

Montana (1.5%)
MT Hlth. Fac. Auth. VRDN (Hlth. Care Pooled Loan),
Ser. A, FGIC, 3.92s, 12/1/15	VMIG1	1,970,000	1,970,000

New Jersey (2.3%)
NJ State TRAN, 4 1/2s, 6/22/07	MIG1	3,000,000	3,014,247

New Mexico (0.2%)
Farmington, Poll. Control VRDN (AZ Pub. Svc. Co.),
Ser. A, 4s, 5/1/24 (Barclays Bank (LOC))	P-1	200,000	200,000

North Carolina (2.8%)
NC Cap. Fac. Commercial Paper (Duke U.), Ser. A1/A2,	A-1+
3.55s, 3/7/07		3,635,000	3,635,000

Ohio (7.4%)
Cuyahoga Cnty., Hosp. VRDN (Metro Hlth. Syst.), 3.93s,
2/1/35 (National City Bank (LOC))	VMIG1	3,000,000	3,000,000
OH State Air Quality Dev. Auth. VRDN (Poll. Control-
First Energy), Ser. B, 3.95s, 1/1/34 (Barclays Bank
(LOC))	VMIG1	650,000	650,000
OH State Higher Edl. Fac. VRDN (Cleveland Inst.
Music), 3.93s, 5/1/30 (National City Bank (LOC))	VMIG1	3,000,000	3,000,000
Summit Cnty., Port Auth. Fac. VRDN (Summa Wellness
Institute), 3.92s, 11/1/36 (Fifth Third Bank (LOC))	VMIG1	3,000,000	3,000,000
			9,650,000

Oklahoma (1.5%)
OK State Cap. Impt. Auth. State Facs. VRDN (Higher
Ed.), Ser. D-1, CIFG, 4s, 7/1/31	VMIG1	2,000,000	2,000,000

Pennsylvania (10.8%)
Allegheny Cnty., Hosp. Dev. Auth. VRDN (Hlth. Ctr.
Presbyterian)
Ser. A, MBIA, 3.95s, 3/1/20	VMIG1	1,800,000	1,800,000
Ser. D, MBIA, 3.95s, 3/1/20	VMIG1	2,300,000	2,300,000
Beaver Cnty., Indl. Dev. Auth. Poll. Control VRDN
(First Energy), Ser. A, 3.95s, 1/1/35 (Barclays Bank
(LOC))	VMIG1	1,000,000	1,000,000
Dauphin Cnty., Gen. Auth. VRDN (School Dist. Pooled
Fin. Project II), AMBAC, 3.94s, 9/1/32	VMIG1	3,520,000	3,520,000
Montgomery Cnty., Indl. Dev. Auth. Commercial Paper
(Exelon), Ser. 94-A, 3.58s, 3/8/07 (BNP Paribas (LOC))	A-1+	2,000,000	2,000,000
Philadelphia, Auth. for Indl. Dev. VRDN (Fox Chase
Cancer Ctr.), 3.99s, 7/1/25 (Morgan Guaranty Trust
(LOC))	A-1+	500,000	500,000
Philadelphia, Hosp. & Higher Ed. Fac. Auth. VRDN
(Temple U. Hlth.), Ser. A, 3.96s, 7/1/27 (Wachovia
Bank (LOC))	VMIG1	3,000,000	3,000,000
			14,120,000

Tennessee (1.5%)
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl.
Fac. Board VRDN (Ensworth School), 3.92s, 12/1/27
(Suntrust Bank (LOC))	VMIG1	2,000,000	2,000,000

Texas (7.5%)
Denton, VRDN Ser. 05-A, 4.03s, 8/1/35	A-1+	4,250,000	4,250,000
Harris Cnty., G.O. Bonds, 4 1/2s, 2/28/07	MIG1	2,000,000	2,003,127
North TX Thruway Syst. VRDN (North Dallas), Ser. C,
FGIC, 3.9s, 1/1/25	VMIG1	3,500,000	3,500,000
			9,753,127

Utah (1.5%)
Intermountain Power Agency VRDN (UT State Pwr.
Supply), Ser. B, FGIC 3.93s, 7/1/23	VMIG1	2,000,000	2,000,000

Virginia (3.0%)
Clarke Cnty., Indl. Dev. Auth. Hosp. Facs. VRDN
(Winchester Med. Ctr., Inc.), FSA, 4s, 1/1/30	VMIG1	3,970,000	3,970,000

Washington (6.3%)
Energy Northwest Elec. VRDN (No. 3), Ser. D-3-2, MBIA,
3.9s, 7/1/18	VMIG1	1,800,000	1,800,000
WA State Hlth. Care Fac. Auth. Lease VRDN (National
Hlth. Care Research & Ed.), 3.95s, 1/1/32 (BNP Paribas
(LOC))	VMIG1	2,700,000	2,700,000
WA State Hsg. Fin. Comm. VRDN (Northwest School),
3.93s, 6/1/32 (Bank of America (LOC))	VMIG1	3,700,000	3,700,000
			8,200,000

Wisconsin (1.9%)
WI State Hlth. & Edl. Fac. Auth. VRDN (Wheaton
Franciscan Svcs.), 3.9s, 8/15/16 (Citibank (LOC))	VMIG1	2,425,000	2,425,000

Wyoming (3.4%)
Gillette, Poll. Control VRDN, 4.03s, 1/1/18 (Barclays
Bank (LOC))	VMIG1	4,400,000	4,400,000
TOTAL INVESTMENTS

Total investments (cost $129,939,398) (b)			$129,939,398

NOTES

(a) Percentages indicated are based on net assets of $130,413,641.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2006. Securities rated by Putnam are indicated by "/P." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

The rates shown on VRDN are the current interest rates at December 31, 2006.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector group concentration greater than 10% at December 31, 2006 (as a percentage of net assets):

Health Care	11.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2007